Fair values of financial assets and financial liabilities - Hierarchy (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	$ 46,535	$ 46,661
Other financial liabilities
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	11,330	6,446
Debt issues
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	7,193	5,357
Cumulative increase (decrease) in fair value of financial liabilities	(66)	14
Recurring
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	140,971	126,018
Financial liabilities measured at fair value	103,964	77,131
Recurring | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	46,331	46,665
Recurring | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	11,325	6,446
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	39,568	18,059
Recurring | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	6,740	5,514
Recurring | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value		447
Recurring | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	24,332	21,101
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	41,283	19,353
Recurring | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	75,284	82,482
Recurring | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	72	110
Recurring | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value		2,972
Recurring | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	14,741	26,834
Financial liabilities measured at fair value	2,057	1,513
Recurring | Level 1 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	2,006	1,478
Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	51	35
Recurring | Level 1 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	2,039	6,221
Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	68	22
Recurring | Level 1 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	12,634	19,282
Recurring | Level 1 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value		1,309
Recurring | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	125,785	98,840
Financial liabilities measured at fair value	101,884	75,586
Recurring | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	46,331	46,665
Recurring | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	9,319	4,968
Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	39,494	17,992
Recurring | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	6,740	5,514
Recurring | Level 2 | Liabilities held for sale
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value		447
Recurring | Level 2 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	22,275	14,875
Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	41,202	19,305
Recurring | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	62,263	62,923
Recurring | Level 2 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	45	74
Recurring | Level 2 | Assets held for sale
Fair values of financial assets and financial liabilities
Financial assets measured at fair value		1,663
Recurring | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	445	344
Financial liabilities measured at fair value	23	32
Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	23	32
Recurring | Level 3 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	18	5
Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	13	26
Recurring | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	387	277
Recurring | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	27	36
Parent Entity | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	43,926	43,367
Parent Entity | Other financial liabilities
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	11,330	5,893
Parent Entity | Debt issues
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	2,302	2,507
Cumulative increase (decrease) in fair value of financial liabilities	(66)	14
Parent Entity | Recurring
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	135,663	116,974
Financial liabilities measured at fair value	98,336	70,685
Parent Entity | Recurring | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	43,742	43,372
Parent Entity | Recurring | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	11,325	5,893
Parent Entity | Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	39,458	17,889
Parent Entity | Recurring | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,905	2,664
Parent Entity | Recurring | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,906	867
Parent Entity | Recurring | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	22,417	18,779
Parent Entity | Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	41,127	19,127
Parent Entity | Recurring | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	70,099	77,814
Parent Entity | Recurring | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	54	91
Parent Entity | Recurring | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,966	1,163
Parent Entity | Recurring | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	12,919	22,792
Financial liabilities measured at fair value	2,057	1,513
Parent Entity | Recurring | Level 1 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	2,006	1,478
Parent Entity | Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	51	35
Parent Entity | Recurring | Level 1 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,964	5,542
Parent Entity | Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	68	22
Parent Entity | Recurring | Level 1 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	10,887	17,228
Parent Entity | Recurring | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	122,547	94,062
Financial liabilities measured at fair value	96,256	69,140
Parent Entity | Recurring | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	43,742	43,372
Parent Entity | Recurring | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	9,319	4,415
Parent Entity | Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	39,384	17,822
Parent Entity | Recurring | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,905	2,664
Parent Entity | Recurring | Level 2 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,906	867
Parent Entity | Recurring | Level 2 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	20,435	13,233
Parent Entity | Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	41,046	19,081
Parent Entity | Recurring | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	59,055	60,511
Parent Entity | Recurring | Level 2 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	45	74
Parent Entity | Recurring | Level 2 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,966	1,163
Parent Entity | Recurring | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	197	120
Financial liabilities measured at fair value	23	32
Parent Entity | Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	23	32
Parent Entity | Recurring | Level 3 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	18	4
Parent Entity | Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	13	24
Parent Entity | Recurring | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	157	75
Parent Entity | Recurring | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 9	$ 17